Stock Subscription Agreements; Share Purchase Agreements (Details Textual) (USD $)	3 Months Ended		12 Months Ended		76 Months Ended	100 Months Ended	103 Months Ended	1 Months Ended	3 Months Ended			3 Months Ended	12 Months Ended	76 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended						0 Months Ended	1 Months Ended			0 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended				1 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Consultants [Member]	Mar. 31, 2014 Convertible Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member] Subsequent Event [Member]	Mar. 31, 2014 Common Stock [Member] Subsequent Event [Member] Total [Member]	Nov. 26, 2012 Rd Active [Member]	Dec. 31, 2013 Rd Active [Member]	Jun. 12, 2013 Trinity [Member]	Jul. 31, 2013 Trinity [Member]	Jun. 28, 2013 Trinity [Member]	Jun. 30, 2013 Trinity [Member]	May 24, 2013 Trinity [Member]	May 31, 2013 Trinity [Member]	May 24, 2013 Trinity [Member] Additional common share member [Member]	Feb. 13, 2014 Regency [Member]	Jan. 24, 2014 Regency [Member]	Nov. 22, 2013 Regency [Member]	Oct. 25, 2013 Regency [Member]	Sep. 13, 2013 Regency [Member]	Dec. 31, 2013 Regency [Member]	Jul. 25, 2013 Regency [Member]	Mar. 31, 2014 Regency [Member] Share Purchase Agreement [Member]	Mar. 28, 2014 Regency [Member] Second Amendment [Member] Share Purchase Agreement [Member]	Mar. 19, 2014 Regency [Member] Subsequent Event [Member]	Jan. 31, 2014 Regency [Member] Subsequent Event [Member]	Dec. 21, 2013 Regency [Member] Subsequent Event [Member]	Jun. 30, 2013 Regency [Member] Subsequent Event [Member] Second Amendment [Member] Share Purchase Agreement [Member]	Sep. 13, 2013 Regency [Member] Three Installements [Member]	Mar. 31, 2014 Regency [Member] Common Stock [Member] Share Purchase Agreement [Member]	Jul. 25, 2013 Minaurum [Member]	Sep. 19, 2013 TAMIL [Member]	Mar. 31, 2014 TAMIL [Member]	Dec. 31, 2013 TAMIL [Member]	Dec. 31, 2013 TAMIL [Member] Subsequent Event [Member]	Sep. 19, 2013 TAMIL [Member] Six Installements [Member]	Sep. 19, 2013 TAMIL [Member] First Installements [Member]	Mar. 31, 2014 TAMIL [Member] Monthly Installment [Member]
Subscription Agreement For Shares [Line Items]
Common Shares To Be Purchased As Per Subscription Agreement																	300,000						1,000,000		1,000,000				600,000						1,000,000							900,000				540,000	360,000
Acquisition Rights To Purchase Of New Shares																	2,700,000
Equity Issuance, Per Share Amount																							$ 1.00		$ 1.35
Common Shares To Be Purchased As Per Subscription Agreement Installment 1																							250,000
Common Shares To Be Purchased As Per Subscription Agreement Installment 2																			50,000					250,000
Common Shares To Be Purchased As Per Subscription Agreement Installment 3																					500,000
Common stock share purchased of installment 2																				101,318	50,000	101,318
Common Shares Agreed To Be Purchased Number																												170,000		661,500									220,500									90,000
Purchase Of Common Stock Shares																											50,000			661,500	170,000			65,000				1,000,000		500,000	100,000				184,825
Purchase Of Common Stock Value																																													$ 184,825
Common Stock, Par Or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001											$ 1.00														$ 1.00									$ 1.00
Additional Common Stock Share Issued																		1,159,500													380,000					440,000
Common Stock, Shares, Issued	43,737,257		39,937,432	23,542,184	26,822,215	39,937,432	43,737,257	674,825	674,825									924,500
Gross proceed from common stock	799,825	348,000	3,237,318	2,735,000		16,895,787	17,695,612	250,000	674,825																								500,000	65,000
Share Price																													$ 1.00		$ 1.00						$ 0							$ 1.00
Weighted Average Price Per Share Percentage																																				92.00%							92.00%
Share price Description	purchase price to be paid for the shares to be the greater of $1.00 per share or 92% of the volume weighted average price per share for the 20 trading days prior to the third business day
Additional Common Shares Option To Purchase Number																										500,000		430,000
Preferred Stock, Shares Outstanding	16,800,000		19,800,000	22,665,447		19,800,000	16,800,000				3,000,000
Convertible Preferred Stock, Shares Issued upon Conversion											3,000,000		2,865,447
Additional Common Stock Value																																				440,000
Weighted Average Price Per Par Value																																				$ 1.00
Stock Issued During Period, Shares, Issued for Services										60,000			205,000
Issuance Of Common Stock (Unaudited) (In Shares)												799,825	3,237,318	26,822,215	250,000	310,000
Stock Issued During Period, Value, New Issues	$ 799,825		$ 3,237,318		$ 10,965,610							$ 800	$ 3,237	$ 257,431